SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-57689) UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 86

and

REGISTRATION STATEMENT (811-02687) UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 90

VANGUARD MUNICIPAL BOND FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

It is proposed that this filing become effective on June 12, 2015, pursuant to Rule 485(b)(1)(iii). This post-effective amendment is being made to extend the date of the effectiveness for previously filed post-effective amendments (Post-Effective Amendment No. 81, 84, and 85).

May 14, 2015

U.S. Securities & Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:  Vanguard Municipal Bond Funds (the Trust)
  File No. 2 57689

Commissioners:
Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post Effective
Amendment No. 86 to the Trust’s Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust’s 85th Post Effective Amendment. By way of further background:

· Post Effective Amendment No. 85 was filed under Rule 485(b)(1)(iii) on April 17, 2015, for the sole purpose of extending to May 15, 2015, the then pending effective date of Post Effective
Amendment No. 84.
· Post Effective Amendment No. 84 was filed under Rule 485(b)(1)(iii) on March 20, 2015, for the sole purpose of extending to April 19, 2015, the then pending effective date of Post Effective
Amendment No. 81.
· Post Effective Amendment No. 81 was filed under Rule 485(a) on January 6, 2015, for the purpose of adding Vanguard Tax Exempt Bond Index Fund as a new series of the Trust, which will be offered in an Investor Share Class, an Admiral Share Class and an ETF Share Class. Post
Effective Amendment 81 originally requested that the Amendment become effective 75 days after filing.

The contents of Post Effective Amendment No. 81 are hereby incorporated by reference into this filing, which we propose become effective on June 12, 2015. Please contact me at (610) 669 1605 with any questions or comments that you have concerning this amendment or the requested effective date.
Thank you.

Sincerely,

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esquire
      U.S. Securities & Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of May, 2015.

VANGUARD MUNICIPAL BOND FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	May 14, 2015
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	May 14, 2015
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	May 14, 2015
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	May 14, 2015
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	May 14, 2015
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	May 14, 2015
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	May 14, 2015
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	May 14, 2015
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	May 14, 2015
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	May 14, 2015
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	May 14, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see file Number 2-17620, Incorporated by Reference.